EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	December 31,	December 31,	December 31,
	2019	2018	2017
Resulted of the year attributable for controlling shareholders'	(2,817,518)	319,693	1,820,994
Weighted average number of shares in the year	1,361,264	1,105,826	1,106,297
Weighted average treasury shares	(12,042)	(12,333)	(14,597)
Weighted average number of outstanding shares	1,349,222	1,093,493	1,091,700
Basic loss per common share - R$	(2.08825)	0.29236	1.66804

Schedule of diluted earnings (losses) per share

	December 31,	December 31,	December 31,
	2019	2018	2017
Resulted of the year attributed to controlling shareholders'	(2,817,518)	319,693	1,820,994
Weighted average number of shares in the year (except treasury shares)	1,349,222	1,093,493	1,091,700
Adjustment by stock options	—	1,386	2,428
Weighted average number of shares (diluted)	1,349,222	1,094,879	1,094,128
Diluted loss per common share - R$	(2.08825)	0.29199	1.66433